Quarterly Holdings Report
for
Fidelity® Focused High Income Fund
January 31, 2024
FFH-NPRT3-0324
1.813015.119
Corporate Bonds - 93.1%
	Principal Amount (a)	Value ($)
Convertible Bonds - 0.2%
Broadcasting - 0.2%
DISH Network Corp. 3.375% 8/15/26	680,000	394,400
Nonconvertible Bonds - 92.9%
Aerospace - 3.2%
BWX Technologies, Inc. 4.125% 6/30/28 (b)	795,000	746,362
Howmet Aerospace, Inc. 6.75% 1/15/28	665,000	699,957
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)	800,000	737,195
Moog, Inc. 4.25% 12/15/27 (b)	1,025,000	959,728
Rolls-Royce PLC 5.75% 10/15/27 (b)	1,115,000	1,115,606
Science Applications International Corp. 4.875% 4/1/28 (b)	150,000	141,573
TransDigm, Inc.:
6.75% 8/15/28 (b)	2,190,000	2,222,850
7.5% 3/15/27	145,000	145,377
		6,768,648
Air Transportation - 1.3%
American Airlines, Inc.:
7.25% 2/15/28 (b)	175,000	177,373
8.5% 5/15/29 (b)	345,000	365,704
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (b)	315,000	311,538
Rand Parent LLC 8.5% 2/15/30 (b)	430,000	425,728
United Airlines, Inc. 4.375% 4/15/26 (b)	1,440,000	1,389,083
		2,669,426
Automotive & Auto Parts - 2.7%
Allison Transmission, Inc. 3.75% 1/30/31 (b)	1,115,000	975,188
Dana, Inc. 4.5% 2/15/32	380,000	326,709
Ford Motor Co. 3.25% 2/12/32	580,000	480,137
Ford Motor Credit Co. LLC:
2.7% 8/10/26	305,000	283,482
4.687% 6/9/25	2,140,000	2,109,592
5.125% 6/16/25	530,000	525,391
LCM Investments Holdings 4.875% 5/1/29 (b)	165,000	148,698
Macquarie AirFinance Holdings 8.125% 3/30/29 (b)	190,000	197,138
Thor Industries, Inc. 4% 10/15/29 (b)	500,000	442,524
Wand NewCo 3, Inc. 7.625% 1/30/32 (b)	270,000	278,856
		5,767,715
Banks & Thrifts - 0.3%
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)	210,000	191,981
UniCredit SpA:
5.861% 6/19/32 (b)(c)	93,000	91,136
7.296% 4/2/34 (b)(c)	237,000	245,132
Western Alliance Bancorp. 3% 6/15/31 (c)	120,000	106,800
		635,049
Broadcasting - 2.6%
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% (b)(d)	1,390,000	92,088
Nexstar Media, Inc. 5.625% 7/15/27 (b)	990,000	964,166
Scripps Escrow II, Inc. 3.875% 1/15/29 (b)	410,000	352,600
Sirius XM Radio, Inc.:
5% 8/1/27 (b)	3,000,000	2,883,684
5.5% 7/1/29 (b)	625,000	593,750
TEGNA, Inc. 5% 9/15/29	210,000	193,952
Univision Communications, Inc. 8% 8/15/28 (b)	325,000	330,710
		5,410,950
Building Materials - 2.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)	1,320,000	1,271,212
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)	230,000	233,369
Builders FirstSource, Inc. 4.25% 2/1/32 (b)	890,000	795,877
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)	120,000	119,927
Smyrna Ready Mix LLC 8.875% 11/15/31 (b)	375,000	393,960
Standard Industries, Inc./New Jersey 4.375% 7/15/30 (b)	1,300,000	1,181,378
Summit Materials LLC/Summit Materials Finance Corp. 7.25% 1/15/31 (b)	160,000	166,228
		4,161,951
Cable/Satellite TV - 2.2%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.5% 8/15/30 (b)	85,000	73,921
5% 2/1/28 (b)	1,780,000	1,672,906
5.125% 5/1/27 (b)	2,110,000	2,035,129
CSC Holdings LLC:
4.125% 12/1/30 (b)	160,000	115,600
5.375% 2/1/28 (b)	500,000	429,543
Ziggo Bond Co. BV 6% 1/15/27 (b)	300,000	292,804
		4,619,903
Chemicals - 4.0%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (b)	935,000	899,998
LSB Industries, Inc. 6.25% 10/15/28 (b)	235,000	223,154
Methanex Corp.:
5.25% 12/15/29	160,000	152,834
5.65% 12/1/44	991,000	833,176
NOVA Chemicals Corp. 5.25% 6/1/27 (b)	1,710,000	1,590,221
Nufarm Australia Ltd. 5% 1/27/30 (b)	865,000	791,527
Olympus Water U.S. Holding Corp. 9.75% 11/15/28 (b)	245,000	259,204
SPCM SA 3.125% 3/15/27 (b)	385,000	355,516
The Chemours Co. LLC:
4.625% 11/15/29 (b)	385,000	334,408
5.375% 5/15/27	1,000,000	972,768
5.75% 11/15/28 (b)	505,000	476,314
Tronox, Inc. 4.625% 3/15/29 (b)	570,000	503,256
Valvoline, Inc. 4.25% 2/15/30 (b)	255,000	253,294
W.R. Grace Holding LLC:
4.875% 6/15/27 (b)	685,000	655,016
7.375% 3/1/31 (b)	85,000	86,600
		8,387,286
Consumer Products - 1.1%
Kohl's Corp. 4.25% 7/17/25	25,000	24,281
Mattel, Inc. 6.2% 10/1/40	245,000	242,067
Newell Brands, Inc.:
6.375% 4/1/36 (e)	490,000	436,144
6.625% 9/15/29	875,000	848,340
Prestige Brands, Inc. 3.75% 4/1/31 (b)	600,000	520,306
Tempur Sealy International, Inc. 3.875% 10/15/31 (b)	395,000	333,321
		2,404,459
Containers - 2.6%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (b)	950,000	855,656
Ball Corp. 3.125% 9/15/31	1,340,000	1,134,618
BWAY Holding Co. 7.875% 8/15/26 (b)	430,000	434,495
Graphic Packaging International, Inc. 3.75% 2/1/30 (b)	700,000	625,425
OI European Group BV 4.75% 2/15/30 (b)	390,000	360,945
Sealed Air Corp.:
5% 4/15/29 (b)	950,000	911,136
6.875% 7/15/33 (b)	445,000	464,319
Sealed Air Corp./Sealed Air Corp. U.S. 7.25% 2/15/31 (b)	400,000	418,176
Trivium Packaging Finance BV 5.5% 8/15/26 (b)	215,000	209,788
		5,414,558
Diversified Financial Services - 5.6%
Fortress Transportation & Infrastructure Investors LLC 7.875% 12/1/30 (b)	310,000	326,984
GGAM Finance Ltd.:
7.75% 5/15/26 (b)	540,000	549,370
8% 2/15/27 (b)	305,000	314,220
Gn Bondco LLC 9.5% 10/15/31 (b)	425,000	419,156
Hightower Holding LLC 6.75% 4/15/29 (b)	1,105,000	1,004,028
HTA Group Ltd. 7% 12/18/25 (b)	435,000	428,611
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.25% 5/15/27	2,005,000	1,801,994
6.25% 5/15/26	1,620,000	1,552,131
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25% 2/1/27 (b)	845,000	782,111
LPL Holdings, Inc. 4% 3/15/29 (b)	1,520,000	1,400,861
Navient Corp. 6.75% 6/15/26	540,000	542,482
OneMain Finance Corp.:
3.5% 1/15/27	1,145,000	1,047,594
6.875% 3/15/25	1,105,000	1,109,144
7.125% 3/15/26	500,000	506,817
		11,785,503
Diversified Media - 0.4%
Lamar Media Corp. 3.625% 1/15/31	915,000	804,743
Energy - 14.5%
Altus Midstream LP:
5.875% 6/15/30 (b)	270,000	265,209
6.625% 12/15/28 (b)	405,000	410,546
Apache Corp.:
4.25% 1/15/30	215,000	200,305
5.1% 9/1/40	600,000	514,644
Cheniere Energy Partners LP 3.25% 1/31/32	865,000	734,299
Cheniere Energy, Inc. 4.625% 10/15/28	640,000	619,209
CNX Midstream Partners LP 4.75% 4/15/30 (b)	160,000	139,425
Continental Resources, Inc. 5.75% 1/15/31 (b)	1,630,000	1,622,341
CVR Energy, Inc.:
5.25% 2/15/25 (b)	640,000	639,200
5.75% 2/15/28 (b)	150,000	138,573
8.5% 1/15/29 (b)	420,000	420,525
DCP Midstream Operating LP:
5.6% 4/1/44	85,000	82,754
8.125% 8/16/30	25,000	28,824
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)	735,000	731,590
Energy Transfer LP 5.625% 5/1/27 (b)	1,928,000	1,924,337
EnLink Midstream LLC 5.625% 1/15/28 (b)	195,000	192,741
EnLink Midstream Partners LP 5.05% 4/1/45	255,000	207,252
EQM Midstream Partners LP:
5.5% 7/15/28	800,000	792,715
6.5% 7/1/27 (b)	785,000	794,578
6.5% 7/15/48	485,000	500,508
7.5% 6/1/27 (b)	555,000	571,037
EQT Corp. 3.9% 10/1/27	1,450,000	1,386,280
Global Partners LP/GLP Finance Corp. 8.25% 1/15/32 (b)	130,000	133,346
Hess Midstream Operations LP:
5.125% 6/15/28 (b)	1,070,000	1,037,980
5.625% 2/15/26 (b)	2,310,000	2,295,447
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (b)	330,000	328,790
Jonah Energy Parent LLC 12% 11/5/25 (f)(g)	262,918	278,036
Kodiak Gas Services LLC 7.25% 2/15/29 (b)	315,000	318,768
New Fortress Energy, Inc. 6.5% 9/30/26 (b)	1,040,000	1,007,581
Occidental Petroleum Corp.:
3.5% 8/15/29	810,000	721,776
5.55% 3/15/26	1,275,000	1,283,107
8.875% 7/15/30	580,000	679,932
PBF Holding Co. LLC/PBF Finance Corp. 7.875% 9/15/30 (b)	420,000	435,044
Permian Resources Operating LLC:
5.875% 7/1/29 (b)	200,000	196,500
7% 1/15/32 (b)	630,000	650,414
Seadrill Finance Ltd. 8.375% 8/1/30 (b)	605,000	629,496
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)	387,000	396,859
Sunnova Energy Corp. 11.75% 10/1/28 (b)	205,000	178,341
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	1,140,000	1,062,077
5.875% 3/15/28	1,695,000	1,684,431
6% 4/15/27	25,000	25,005
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (b)	320,000	290,019
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (b)	225,000	216,601
6% 12/31/30 (b)	1,190,000	1,106,117
Talos Production, Inc. 9% 2/1/29 (b)(h)	90,000	91,201
Valaris Ltd. 8.375% 4/30/30 (b)	335,000	343,462
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (b)	480,000	429,006
3.875% 11/1/33 (b)	380,000	321,830
4.125% 8/15/31 (b)	460,000	406,788
Venture Global LNG, Inc. 8.125% 6/1/28 (b)	320,000	323,420
Western Gas Partners LP 4.65% 7/1/26	808,000	795,817
		30,584,083
Environmental - 1.3%
Darling Ingredients, Inc.:
5.25% 4/15/27 (b)	970,000	953,132
6% 6/15/30 (b)	170,000	168,951
GFL Environmental, Inc. 6.75% 1/15/31 (b)	155,000	158,531
Madison IAQ LLC 4.125% 6/30/28 (b)	1,630,000	1,497,804
		2,778,418
Food & Drug Retail - 1.5%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 3.5% 3/15/29 (b)	2,810,000	2,538,847
BellRing Brands, Inc. 7% 3/15/30 (b)	350,000	358,337
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)	375,000	139,577
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)	190,000	163,886
		3,200,647
Food/Beverage/Tobacco - 2.8%
C&S Group Enterprises LLC 5% 12/15/28 (b)	405,000	328,901
Chobani LLC/Finance Corp., Inc. 7.625% 7/1/29 (b)	245,000	248,053
Fiesta Purchaser, Inc. 7.875% 3/1/31 (b)(h)	195,000	195,000
JBS U.S.A. Lux SA/JBS Food Co./JBS U.S.A. Finance, Inc. 5.5% 1/15/30	2,525,000	2,466,853
KeHE Distributor / Nextwave 9% 2/15/29 (b)(h)	315,000	317,842
Lamb Weston Holdings, Inc. 4.375% 1/31/32 (b)	755,000	677,551
Pilgrim's Pride Corp. 4.25% 4/15/31	405,000	364,816
Post Holdings, Inc.:
5.5% 12/15/29 (b)	590,000	570,301
5.625% 1/15/28 (b)	405,000	398,561
U.S. Foods, Inc.:
4.625% 6/1/30 (b)	180,000	167,775
7.25% 1/15/32 (b)	210,000	219,975
		5,955,628
Gaming - 3.8%
Caesars Entertainment, Inc. 6.5% 2/15/32 (b)(h)	605,000	611,692
Churchill Downs, Inc. 5.75% 4/1/30 (b)	455,000	440,181
Melco Resorts Finance Ltd. 4.875% 6/6/25 (b)	1,225,000	1,191,313
MGM Resorts International 5.75% 6/15/25	866,000	866,301
Ontario Gaming GTA LP 8% 8/1/30 (b)	115,000	119,888
VICI Properties LP / VICI Note Co.:
4.25% 12/1/26 (b)	1,210,000	1,164,930
4.5% 9/1/26 (b)	1,300,000	1,264,193
4.625% 6/15/25 (b)	245,000	241,378
4.625% 12/1/29 (b)	925,000	875,346
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)	870,000	850,197
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 5.125% 10/1/29 (b)	380,000	358,988
		7,984,407
Healthcare - 5.8%
180 Medical, Inc. 3.875% 10/15/29 (b)	625,000	558,650
Avantor Funding, Inc. 4.625% 7/15/28 (b)	1,195,000	1,137,689
Centene Corp.:
2.45% 7/15/28	75,000	66,738
2.5% 3/1/31	1,665,000	1,384,031
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)	795,000	723,030
4.25% 5/1/28 (b)	90,000	85,022
DaVita, Inc. 4.625% 6/1/30 (b)	365,000	322,942
Grifols SA 4.75% 10/15/28 (b)	200,000	172,012
HealthEquity, Inc. 4.5% 10/1/29 (b)	160,000	149,384
Hologic, Inc. 4.625% 2/1/28 (b)	850,000	820,245
IQVIA, Inc. 5% 5/15/27 (b)	820,000	801,415
Jazz Securities DAC 4.375% 1/15/29 (b)	350,000	322,834
Molina Healthcare, Inc. 3.875% 5/15/32 (b)	510,000	436,536
Organon & Co. / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/28 (b)	840,000	768,558
Owens & Minor, Inc. 4.5% 3/31/29 (b)	280,000	245,720
Teleflex, Inc. 4.25% 6/1/28 (b)	235,000	222,937
Tenet Healthcare Corp.:
4.625% 6/15/28	1,810,000	1,716,463
4.875% 1/1/26	595,000	589,709
5.125% 11/1/27	1,200,000	1,165,220
6.125% 6/15/30	465,000	464,827
		12,153,962
Homebuilders/Real Estate - 3.4%
Century Communities, Inc. 3.875% 8/15/29 (b)	460,000	413,886
Greystar Real Estate Partners 7.75% 9/1/30 (b)	95,000	99,852
HAT Holdings I LLC/HAT Holdings II LLC:
3.375% 6/15/26 (b)	495,000	460,008
8% 6/15/27 (b)	250,000	258,904
Howard Hughes Corp. 4.375% 2/1/31 (b)	825,000	714,123
Kennedy-Wilson, Inc. 4.75% 2/1/30	770,000	625,325
LGI Homes, Inc. 8.75% 12/15/28 (b)	160,000	168,912
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	2,105,000	1,290,446
5.25% 8/1/26	1,075,000	909,422
Ryan Specialty Group LLC 4.375% 2/1/30 (b)	540,000	500,336
Service Properties Trust:
3.95% 1/15/28	75,000	63,266
5.5% 12/15/27	415,000	390,358
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.75% 1/15/28 (b)	450,000	446,733
TopBuild Corp. 4.125% 2/15/32 (b)	810,000	707,786
		7,049,357
Hotels - 2.3%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (b)	1,165,000	1,000,130
4% 5/1/31 (b)	2,780,000	2,498,683
Hilton Grand Vacations Borrower Escrow LLC 6.625% 1/15/32 (b)	420,000	420,885
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27	445,000	436,698
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (b)	525,000	490,168
		4,846,564
Insurance - 0.5%
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer 4.25% 10/15/27 (b)	1,075,000	1,000,003
Leisure - 1.4%
Carnival Corp.:
7% 8/15/29 (b)	425,000	441,967
7.625% 3/1/26 (b)	675,000	685,651
NCL Corp. Ltd.:
5.875% 2/15/27 (b)	350,000	344,819
8.375% 2/1/28 (b)	230,000	241,697
Royal Caribbean Cruises Ltd. 5.5% 4/1/28 (b)	1,200,000	1,184,872
		2,899,006
Metals/Mining - 1.9%
Arsenal AIC Parent LLC 8% 10/1/30 (b)	130,000	135,598
ERO Copper Corp. 6.5% 2/15/30 (b)	740,000	669,700
FMG Resources Pty Ltd. 4.5% 9/15/27 (b)	1,140,000	1,095,999
Howmet Aerospace, Inc. 5.95% 2/1/37	400,000	411,940
HudBay Minerals, Inc. 4.5% 4/1/26 (b)	240,000	232,561
Mineral Resources Ltd. 8% 11/1/27 (b)	1,130,000	1,155,610
Novelis Corp. 3.875% 8/15/31 (b)	385,000	333,925
		4,035,333
Paper - 0.4%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28 (b)	570,000	498,161
6% 6/15/27 (b)	370,000	365,812
		863,973
Restaurants - 1.2%
Garden SpinCo Corp. 8.625% 7/20/30 (b)	115,000	123,050
Yum! Brands, Inc.:
3.625% 3/15/31	2,615,000	2,326,411
5.35% 11/1/43	110,000	105,463
		2,554,924
Services - 6.6%
ADT Corp.:
4.125% 8/1/29 (b)	385,000	355,280
4.875% 7/15/32 (b)	565,000	517,681
AECOM 5.125% 3/15/27	1,485,000	1,459,679
Aramark Services, Inc. 5% 2/1/28 (b)	1,685,000	1,628,265
ASGN, Inc. 4.625% 5/15/28 (b)	965,000	912,668
Booz Allen Hamilton, Inc. 4% 7/1/29 (b)	155,000	145,181
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)	320,000	338,000
CoreCivic, Inc. 8.25% 4/15/26	160,000	164,000
Fair Isaac Corp. 4% 6/15/28 (b)	450,000	419,065
Gartner, Inc. 3.625% 6/15/29 (b)	220,000	199,973
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC 7.125% 7/31/26 (b)	1,030,000	1,012,941
Iron Mountain, Inc. 4.875% 9/15/29 (b)	2,715,000	2,537,048
Prime Securities Services Borrower LLC/Prime Finance, Inc. 3.375% 8/31/27 (b)	2,225,000	2,049,561
Service Corp. International 5.125% 6/1/29	1,425,000	1,391,156
Sotheby's 7.375% 10/15/27 (b)	185,000	177,789
TriNet Group, Inc. 3.5% 3/1/29 (b)	710,000	626,611
		13,934,898
Steel - 0.0%
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (b)	110,000	101,106
Super Retail - 2.7%
Asbury Automotive Group, Inc.:
4.625% 11/15/29 (b)	245,000	225,715
5% 2/15/32 (b)	260,000	234,989
Bath & Body Works, Inc. 6.625% 10/1/30 (b)	1,620,000	1,641,303
EG Global Finance PLC 12% 11/30/28 (b)	420,000	443,932
Gap, Inc. 3.875% 10/1/31 (b)	385,000	317,585
Hanesbrands, Inc. 4.875% 5/15/26 (b)	1,115,000	1,075,332
Levi Strauss & Co. 3.5% 3/1/31 (b)	630,000	545,171
Nordstrom, Inc. 4.375% 4/1/30	930,000	806,942
The William Carter Co. 5.625% 3/15/27 (b)	465,000	456,371
		5,747,340
Technology - 5.7%
Acuris Finance U.S. 5% 5/1/28 (b)	385,000	336,525
Block, Inc. 2.75% 6/1/26	380,000	355,681
Broadcom, Inc. 2.45% 2/15/31 (b)	420,000	357,669
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (b)	345,000	351,513
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)	415,000	425,923
Coherent Corp. 5% 12/15/29 (b)	1,600,000	1,498,112
Crowdstrike Holdings, Inc. 3% 2/15/29	525,000	469,209
Elastic NV 4.125% 7/15/29 (b)	235,000	213,213
Entegris, Inc. 4.375% 4/15/28 (b)	730,000	688,449
Gartner, Inc. 4.5% 7/1/28 (b)	660,000	629,849
Match Group Holdings II LLC:
3.625% 10/1/31 (b)	575,000	491,625
4.125% 8/1/30 (b)	265,000	238,436
ON Semiconductor Corp. 3.875% 9/1/28 (b)	545,000	498,026
Open Text Corp.:
3.875% 2/15/28 (b)	1,410,000	1,309,678
3.875% 12/1/29 (b)	390,000	351,732
Open Text Holdings, Inc. 4.125% 2/15/30 (b)	130,000	117,663
Qorvo, Inc. 4.375% 10/15/29	505,000	475,520
Seagate HDD Cayman 8.25% 12/15/29 (b)	1,425,000	1,534,270
Sensata Technologies, Inc. 3.75% 2/15/31 (b)	1,165,000	1,011,310
Twilio, Inc. 3.875% 3/15/31	350,000	308,578
VM Consolidated, Inc. 5.5% 4/15/29 (b)	345,000	329,068
		11,992,049
Telecommunications - 2.6%
Altice Financing SA 5% 1/15/28 (b)	10,000	8,986
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)	1,510,000	1,425,848
Cogent Communications Group, Inc. 7% 6/15/27 (b)	660,000	662,104
Level 3 Financing, Inc. 4.625% 9/15/27 (b)(g)	1,100,000	671,000
Millicom International Cellular SA:
4.5% 4/27/31 (b)	490,000	408,538
5.125% 1/15/28 (b)	900,000	835,875
SBA Communications Corp. 3.875% 2/15/27	750,000	715,741
Virgin Media Finance PLC 5% 7/15/30 (b)	105,000	93,612
Virgin Media Secured Finance PLC 5.5% 5/15/29 (b)	740,000	711,790
		5,533,494
Textiles/Apparel - 0.3%
Crocs, Inc. 4.125% 8/15/31 (b)	405,000	345,209
Foot Locker, Inc. 4% 10/1/29 (b)	200,000	168,944
Kontoor Brands, Inc. 4.125% 11/15/29 (b)	130,000	118,002
		632,155
Transportation Ex Air/Rail - 0.3%
Seaspan Corp. 5.5% 8/1/29 (b)	200,000	170,262
XPO, Inc.:
6.25% 6/1/28 (b)	325,000	325,388
7.125% 2/1/32 (b)	105,000	107,035
		602,685
Utilities - 5.9%
Clearway Energy Operating LLC:
3.75% 2/15/31 (b)	1,615,000	1,399,933
4.75% 3/15/28 (b)	195,000	185,660
FirstEnergy Corp. 2.25% 9/1/30	825,000	688,968
NextEra Energy Partners LP:
4.25% 9/15/24 (b)	158,000	154,445
7.25% 1/15/29 (b)	405,000	417,152
NRG Energy, Inc.:
5.25% 6/15/29 (b)	625,000	599,287
6.625% 1/15/27	729,000	730,917
PG&E Corp.:
5% 7/1/28	2,685,000	2,594,551
5.25% 7/1/30	2,115,000	2,019,590
TerraForm Power Operating LLC 4.75% 1/15/30 (b)	130,000	120,030
Vertiv Group Corp. 4.125% 11/15/28 (b)	945,000	876,908
Vistra Operations Co. LLC:
5% 7/31/27 (b)	2,395,000	2,320,260
7.75% 10/15/31 (b)	200,000	207,759
		12,315,460
TOTAL NONCONVERTIBLE BONDS		195,595,683
TOTAL CORPORATE BONDS (Cost $205,895,253)		195,990,083

Bank Loan Obligations - 0.8%
	Principal Amount (a)	Value ($)
Broadcasting - 0.0%
Diamond Sports Group LLC 2LN, term loan CME Term SOFR 1 Month Index + 3.250% 10.6625% (c)(d)(i)(j)	206,842	13,629
Healthcare - 0.1%
Cano Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4626% 11/23/27 (c)(i)(j)	455,354	186,836
Insurance - 0.1%
Alliant Holdings Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8332% 11/6/30 (c)(i)(j)	284,278	284,715
Railroad - 0.2%
Genesee & Wyoming, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 2.000% 7.4448% 12/30/26 (c)(i)(j)	373,062	372,566
Services - 0.3%
ABG Intermediate Holdings 2 LLC Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9326% 12/21/28 (c)(i)(j)	132,975	133,162
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1826% 12/10/29 (c)(i)(j)	50,000	46,094
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9326% 12/10/28 (c)(i)(j)	494,900	484,453
TOTAL SERVICES		663,709
Utilities - 0.1%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0859% 1/21/31 (c)(i)(j)	256,750	255,225
TOTAL BANK LOAN OBLIGATIONS (Cost $2,120,640)		1,776,680

Preferred Securities - 1.0%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 0.4%
Ally Financial, Inc.:
4.7% (c)(k)	385,000	312,028
4.7% (c)(k)	100,000	76,000
Wells Fargo & Co. 7.625% (c)(k)	320,000	335,209
TOTAL BANKS & THRIFTS		723,237
Diversified Financial Services - 0.3%
Charles Schwab Corp.:
4% (c)(k)	465,000	386,021
5.375% (c)(k)	225,000	221,819
TOTAL DIVERSIFIED FINANCIAL SERVICES		607,840
Energy - 0.3%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 9.6693% (c)(i)(k)	700,000	685,001
TOTAL PREFERRED SECURITIES (Cost $1,828,427)		2,016,078

Money Market Funds - 4.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (l) (Cost $9,430,748)	9,428,863	9,430,748

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $219,275,068)	209,213,589
NET OTHER ASSETS (LIABILITIES) - 0.6%	1,213,484
NET ASSETS - 100.0%	210,427,073

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $139,293,363 or 66.2% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Non-income producing - Security is in default.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $278,036 or 0.1% of net assets.

(g)	Level 3 security
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(j)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(k)	Security is perpetual in nature with no stated maturity date.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Jonah Energy Parent LLC 12% 11/5/25	5/05/23	257,660

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	22,038,961	35,899,776	48,507,989	608,848	-	-	9,430,748	0.0%
Total	22,038,961	35,899,776	48,507,989	608,848	-	-	9,430,748

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.